Borrowings and financial liabilities	12 Months Ended
Dec. 31, 2021
Borrowings and financial liabilities
Borrowings and financial liabilities

Note 12: Borrowings and financial liabilities

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2020	2021
Conditional advances	893	906
Non-convertible bonds	940	2,945
Convertible bonds	—	2,217
Non-current lease obligations	—	225
Non-current financial liabilities	1,833	6,293
Non-current derivative financial instruments	—	916

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2020	2021
Conditional advances	274	377
Non-convertible bonds	3,454	1,858
Convertible notes	7,357	6,627
Financial liabilities related to the prefinancing of a portion of the research tax credit receivables (1)	2,134	3,287
Current lease obligations	—	221
Current financial liabilities	13,219	12,370
Current derivative financial instruments	—	788
(1)	Financial liabilities related to the prefinancing of a portion of the research tax credit (CIR) receivables

A portion of the 2020 and 2021 CIR receivables was prefinanced by FONDS COMMUN DE TITRISATION PREDIREC INNOVATION 3 with NEFTYS CONSEIL SARL as arranger, or NEFTYS in 2020 and 2021, respectively. Consequently, the Company recorded:

●	a liability for the amount due to NEFTYS at the time of CIR collection;
●	a financial asset for the amounts deducted by NEFTYS on the receivables sold (considered as a guarantee deposit, see Note 6), and
●	a current asset for the CIR research tax credits payable by the French State.

In accordance with IFRS 9, the financial liability due to NEFTYS was determined using the amortized cost method:

●	CIR 2020: €2,134 thousand as of December 31, 2020; and
●	CIR 2021: €3,287 thousand as of December 31, 2021.

Breakdown of financial liabilities by maturity, at value on redemption

The maturity of financial liabilities is broken down as follows:

	AS OF
	DECEMBER 31,	Current	Non-current
(amounts in thousands of euros)	2021	< 1 year	1 to 5 years	> 5 years
Conditional advances	1,354	379	815	160
Non-convertible bonds Kreos 2018 contract	944	944	—	—
Non-convertible bonds Kreos 2021 contract	3,926	1,000	2,926
Convertible notes Kreos 2021 contract	2,250	—	2,250	—
Convertible notes Atlas	5,600	5,600	—	—
Lease obligations	446	221	225	—
Derivative financial instruments	1,704	788	916
Financial liabilities related to the prefinancing of a portion of the research tax credit receivables	3,450	3,450	—	—
Total financial liabilities	19,674	12,382	7,132	160

12.1 Conditional advances

The table sets out the changes in conditional advances:

(amounts in thousands of euros)	BPI - Sarcob	BPI – BIO101	AFM – Téléthon	BPI – BIO201	Total
As of January 1, 2020	135	774	370	—	1,279
(+) Proceeds from conditional advances	—	—	—	—	—
(-) Repayment	(26)	(110)	—	—	(136)
Subsidies	—	—	—	—	—
Financial expenses	3	13	8	—	24
As of December 31, 2020	112	677	378	—	1,167
(+) Proceeds from conditional advances	—	—	—	400	400
(-) Repayment	(59)	(220)	—	—	(279)
Subsidies	—	—	—	(38)	(38)
Financial expenses	3	18	8	5	33
As of December 31, 2021	56	474	386	367	1,283

Breakdown of conditional advances by maturity, at value on redemption

(amounts in thousands of euros)	BPI -Sarcob	BPI - BIO101	AFM – Téléthon	BPI - BIO201	Total
As of December 31, 2021	59	495	400	400	1,354
Less than one year	59	220	100	—	379
One to five years	—	275	300	240	815
More than five years	—	—	—	160	160

12.1.1 BPI France conditional advance - “Sarcob” project

On February 4, 2015, Biophytis entered into an agreement with BPI France for an interest-free conditional advance of €260 thousand payable in milestone installments for the “in vitro, in vivo and pharmacokinetic characterization of a candidate drug.”

The Company received €260 thousand in aggregate in connection with this agreement. The project has been successfully completed.

This initial repayment schedule pursuant to the successful completion of the project is:

●	€6.5 thousand per quarter from June 30, 2017 to March 31, 2018 (4 payments);
●	€13 thousand per quarter from June 30, 2018 to March 31, 2021 (12 payments); and
●	€19.5 thousand per quarter from June 30, 2021 to March 31, 2022 (4 payments).

Following the COVID-19 health crisis, the Company managed to postpone the repayments of the first and second quarters of 2020 which extended the initial repayment schedule by two more quarters. The repayment schedule after considering these changes is as follows:

●	€13 thousand per quarter from June 30, 2020 to March 31, 2021 (3 repayments);
●	€19.5 thousand per quarter from June 30, 2021 to March 31, 2022 (4 repayments); and
●	€32.5 thousand per quarter from June 30, 2022 to December 31, 2022 (2 repayments).

The commitments provided by the Company pursuant to this agreement can be found in Note 21.2.

Under IFRS, since the conditional advance does not bear annual interest, it is treated as an interest-free loan for the Company (i.e. under conditions more favorable than market rates). The difference between the amount of the advance at historical cost and the advance discounted at market rates is considered as a public grant.

12.1.2 BPI France conditional advance – “BIO101” project

On November 28, 2016, the Company entered into an agreement with BPI France for an interest-free conditional advance of €1,100 thousand payable in milestone installments for the “production of clinical batches, regulatory preclinical and clinical stages for Phase I of BIO101 for the sarcopenia obesity treatment.”

The Company received €1,100 thousand in aggregate in connection with this agreement. The project has been successfully completed.

The initial repayment schedule pursuant to the successful completion of the project is:

●	€55 thousand per quarter from December 31, 2018 to September 30, 2023 (20 payments). The first quarterly repayment was made by the Company in January 2019.

Following the COVID-19 health crisis, the Company managed to postpone the repayments of the first and second quarters of 2020 which extended the initial repayment schedule by two more quarters. The repayment schedule after considering these changes is as follows:

●	€55 thousand per quarter from June 30, 2020 to March 31, 2024 (11 repayments).

The commitments provided by the Company pursuant to this agreement can be found in Note 21.2.

Under IFRS, since the conditional advance does not bear annual interest, it is treated as an interest-free loan for the Company (i.e. under conditions more favorable than market rates). The difference between the amount of the advance at historical cost and the advance discounted at market rates is accounted for as a public grant.

12.1.3 Collaboration agreement with AFM-Telethon – « BIO 101 » project

Biophytis entered into a collaboration agreement effective as of June 3, 2019 with AFM-Telethon focusing on the development of its lead drug candidate, Sarconeos (BIO101) for the treatment of Duchenne Muscular Dystrophy (DMD) through its MYODA clinical program.

Under the terms of the collaboration, AFM-Telethon provided funding of €400,000 to Biophytis for certain additional preclinical studies and for the preparations for the MYODA clinical program, which may become repayable under certain circumstances.

The repayment is scheduled over a two-year period (constant semi-annual reimbursement) following the approval to launch Phase 3 of the MYODA clinical program.

Under IFRS, since the conditional advance does not bear annual interest, it is treated as an interest-free loan for the Company (i.e. under conditions more favorable than market rates). The difference between the amount of the advance at historical cost and the advance discounted at market rates is accounted for as a public grant.

12.1.4 BPI France conditional advance – “BIO 201” project

On August 23, 2019, the Company entered into an agreement with BPI France for an interest-free conditional advance of €600 thousand payable in milestone installments for its MACA program of Macuneos (BIO201) in dry Age-Related Macular Degeneration (AMD). The proceeds were subject to financial conditions that have been met in April 2021.

The Company received €400 thousand in April 2021 in connection with this agreement. The balance of €200 thousand will be received once the Company finalizes the program.

The repayment of this conditional advance is subject to the successful completion of the project:

●	In case of technical and economic failure, a minimum repayment of €240 thousand is due at the end of the project timeline (36 months after first conditional advance received); and
●	In case of successful completion, repayment over a 5-year period will commence in September 2022.

Under IFRS, since the conditional advance does not bear annual interest, it is treated as an interest-free loan for the Company (i.e., under conditions more favorable than market rates).

The difference between the amount of the advance at historical cost and the advance discounted at market rates is accounted for as a public grant.

As part of this agreement, the Company was entitled to receive a grant of €380 thousand, of which €260 thousand was received in April 2021. As of December 31, 2021, €178 thousand was recorded as deferred income since 53% of the budget of research and development expenses were incurred on that project at the closing date (see Note 15.3).

12.2 Convertible notes and non-convertible bonds

12.2.1 Issuance of convertible notes to NEGMA

(amounts in thousands of euros)	NEGMA ORNANEBSA
As of January 1, 2020	2,909
(+) Change in fair value	5,304
(-) Shares issued pursuant to May 7, 2020 court decision	(1,394)
(-) Conversion settled with cash payment pursuant to May 7, 2020 court decision	(378)
(+) Shares to be returned pursuant November 18, 2020 court decision	1,212
(+) Cash returned pursuant to November 18, 2020 court decision	378
(-) Conversion settled with issuance of shares	(674)
As of December 31, 2020	7,357
(+) Change in fair value	(1,307)
(-) 2,050,000 shares delivered on August 13, 2022 pursuant to July 16,2021 court decision	(1,521)
(-) 4,950,000 shares issued on July 30, 2022 pursuant to July 16, 2021 court decision	(3,619)
(-) Conversion with cash-settlement	(910)
As of December 31, 2021	—

On August 21, 2019, the Company signed an agreement with Negma Group Limited providing for up to €24 million in financing to the Company through the issuance of multiple tranches of convertible notes with attached warrants (ORNANEBSA), at the sole discretion of the Company.

Main characteristics of the ORNANE note warrants

The 2,400 4-year note warrants require their holder to exercise them, at the Company’s request, in tranches of 300 warrants each. Each note warrant grants its holder the right to one ORNANEBSA. Note warrants may not be transferred and will not be subject to a request for admission to trading on the Euronext Growth market. Note warrants will be detached immediately from ORNANE once ORNANEBSA are issued.

Main characteristics of the ORNANE

The ORNANE have a par value of 10,000 euros. They do not bear interest and have a 12-month maturity from issuance. Holders of ORNANE may request at any time to convert them during their term, and at that time, the Company has the option to redeem the ORNANE in cash. At the end of the maturity period, and if the ORNANE have not yet been converted, the ORNANE are automatically converted.

The holder may ask to convert the ORNANE at any time at the conversion parity determined by the following formula: N = CA /(CP), where

●	“N” is the number of shares yielded by the conversion,
●	“CA” is the par value of the ORNANEs, i.e., 10,000 euros,
●	“CP” is the conversion price, i.e., 92% of the lowest volume weighted average price over the 15 trading days preceding the date on which conversion is requested.

On the day of the conversion request, the Company may redeem the ORNANE in cash using the following formula: V = CA/CP x closing VWAP on the conversion date.

Pursuant to this agreement, when the conversion price is less than the nominal value of the share, a conversion penalty applies.

ORNANE may be transferred by their holders only to Affiliates and will not be subject to a request for admission to trading on the Euronext Growth market.

Pursuant to this agreement, the Board of Directors decided the issuance of the following convertible notes and warrants during the year ended December 31, 2019:

●	A first tranche on August 21, 2019 of 300 ORNANE plus a commitment fee of 30 ORNANE, with attached warrants to purchase 585,936 shares (BSAT1), resulting in gross proceeds to the Company of €3 million; and
●	A second tranche on December 27, 2019 of 300 ORNANE, out of which 50% were paid by Negma Group as of December 31, 2019, resulting in gross proceeds to the Company of €1.5 million and with attached warrants to purchase 694,444 shares (BSAT2).

On April 6, 2020, as part of the implementation of the Atlas agreement described below, the Company terminated the contract with Negma.

Following this termination, Negma undertook legal action in order to claim damages of €911 thousand from Biophytis as well as the delivery of 7,000,000 Biophytis shares, that Negma considers it was entitled to pursuant to the only Biophytis ORNANES still held by Negma, issued in consideration for a loan of €1,400 thousand (140 bonds with par value of €10 thousand each).

The sum of €911 thousand claimed by Negma corresponds to the contractual penalties alleged by Negma under the terms of the Negma Contract 2019, which provided for the payment of such penalties in the event of conversion of notes into shares when the stock price is below the par value of the shares. Biophytis vigorously disputed this legal action and these requests for payment and delivery of shares.

Pursuant to a summary judgment dated May 7, 2020, Negma obtained a decision partially responding to its claims ordering, under penalty (which amounted to €7 thousand), Biophytis to pay €378 thousand as a settlement according to contractual terms of the Negma agreement on ORNANE for which Negma had sent a conversion notice before April 6, 2020 and deliver 2,050,000 Biophytis shares.

Biophytis and Negma appealed the decision of the Paris Commercial Court.

On November 18, 2020, Paris Court of Appeal cancelled the May decision and sentenced Negma to return to Biophytis the 2,050,000 shares previously delivered as well as the provision of €378 thousand. In addition, Negma was ordered to pay €41 thousand to Biophytis as additional compensation recorded in financial income during the year ended December 31, 2020.

As of December 31, 2020, the Company recognized the right to receive the 2,050,000 shares to be returned by Negma in equity for €1,210 thousand in counterparts of the recognition of a financial liability. As of December 31, 2020, the financial liability due to Negma amounted to €7,357 thousand which represent 7,000,000 shares at fair value (€6,447 thousand) and the contractual penalties alleged by NEGMA (€910 thousand).

During the year 2020, 68 bonds held by Negma were converted into new shares generating the issuance of 3,400,000 shares under the formula mentioned above for tranche 1 and tranche 2.

Negma Group also exercised all BSAT2 during the year ended December 31, 2020 generating the issuance of 694,444 shares at a share price of €0.27.

On March 16, 2021, the Paris Commercial Court rendered a judgement in Negma Group’s favor and ordered Biophytis to:

●	pay Negma Group a principal sum of €910 thousand in contractual penalties with late payment interest calculated at the LIBOR rate + 10%;
●	deliver to Negma Group 7,000,000 shares, subject to a penalty of €50 thousand per day of delay as from the tenth day after the notification of the judgment and for a period of 30 days; and
●	pay Negma Group €100 thousand under article 700 of the French Code of Civil Procedure as well as the expenses and legal costs.

Biophytis filed a petition with the Paris Commercial Court on the ground of failure of the Judgment to rule on certain claims made by the Company in the proceedings and appealed the Judgment to the Paris Court of Appeal.

In addition, as regards to the execution of this Judgement, Biophytis has served Negma Group with a petition filed with the Presiding Judge of the Paris Court of Appeal requesting that immediate enforcement of the Judgment be stayed or, alternatively, that it be modified. Oral argument on this matter occurred on September 6, 2021 and the court is still deliberating.

In the meantime, on June 24, 2021, Negma Group served Biophytis with a petition filed with the judge of the Paris Court of Justice charged with overseeing the execution of judgments requesting (i) the payment of the fine for non-performance imposed by the Judgment in connection with its order to Biophytis to deliver 7,000,000 shares and (ii) that a final fine for non-performance be set.

Pursuant to a judgment rendered on July 16, 2021, the judge of the Paris Court of Justice in charge of overseeing the execution of judgments partially granted Negma Group’s claims:

●	ordered Biophytis to pay the fine for non-performance imposed by the Judgment for €1,500 thousand;
●	imposed a new provisional fine for non-performance of €50 thousand per day of delay in complying with the Judgment’s order against Biophytis, as of the tenth day from service of this judgment, for a period of 30 days;
●	ordered Biophytis to pay Negma Group €8 thousand pursuant to Article 700 of the Code of Civil Procedure; and
●	ordered Biophytis to pay the costs of the proceedings.

Biophytis has fulfilled all of its obligations under the above two judgments.

During the period, the Company has paid the contractual penalties and the fine for non-performance imposed by the Judgment.

With regard in particular to the delivery of 7,000,000 shares to Negma Group, Biophytis has:

●	delivered in August 2021 to Negma Group the 2,050,000 shares created and delivered to Negma Group in June 2020 and returned by Negma Group to Biophytis under the judgment of the Paris Court of Appeal dated November 18, 2020, which Biophytis had kept in self-holding; and
●	issued 4,950,000 new shares to Negma Group in August 2021 as part of a capital increase reserved for it on the basis of the 13th delegation of the general meeting of May 10, 2021.

Biophytis has appealed against this judgment and, more generally, is taking all measures to safeguard its interests.

Negma Group also exercised all BSAT1 during the year ended December 31, 2021 generating the issuance of 585,936 shares at a share price of €0.64.

Accounting treatment

The Company determined that it could not reliably estimate separately the fair value of the conversion option embedded in the convertible bonds and therefore concluded that the entire hybrid contract should be measured at fair value through profit or loss until settlement.

Until December 31, 2019, the fair value was measured using a binomial valuation model. Given that the maturity of the bonds was expected to be short, the day one loss (including the redemption premium and/or issuance premium) was immediately recognized in profit or loss.

Following the unilateral decision by the Company to terminate the contract with Negma Group on April 6, 2020, given the uncertainties associated with the pending outcome of the ongoing litigation with Negma, the Company has since measured the liability to Negma based on the fair value of the shares to be issued as well as additional contractual cash payments resulting from Negma’s conversion requests.

In June 2020, the delivery of 2,050,000 shares resulting from the May 2020 summary judgement valued at €1,394 thousand was treated as a conversion under the terms of our agreement with Negma.

As of December 31, 2020, the financial liability due to Negma Group amounted to €7,357 thousand which represent 7,000,000 shares at fair value (€6,447 thousand) and the contractual penalties alleged by NEGMA (€910 thousand).

During the year ended December 31, 2021, Biophytis has:

●	paid the contractual penalties alleged by NEGMA (€910 thousand);
●	delivered the 2,050,000 shares already created (fair value of €1,521 thousand);
●	issued 4,950,000 new shares to Negma Group (fair value of €3,619 thousand).

As of December 31, 2021, the financial liability due to Negma Group is nil.

The table below summarizes the accounting treatment of the convertible notes:

Convertible notes	Tranche 1				Tranche 2
	As of the	As of	As of	As of	As of the	As of	As of	As of
	issue date	December 31,	December 31,	December 31,	issue date	December 31,	December 31,	December 31,
Negma	(08/21/2019)	2019	2020	2021	(12/27/2019)	2019	2020	2021
Number of outstanding convertible notes	300	58	—	—	150	150	99	—
Number of shares issuable upon conversion	6,976,744	3,222,222	—	—	7,500,000	7,500,000	7,000,000	—
Conversion price	€0.43	€0.18	—	—	€0.20	€0.20	N/A	—
Expected term	3 months	1 month	—	—	3 months	3 months	N/A	—
Volatility	83.16%	101.29%	—	—	119.15%	119.15%	N/A	—
Risk-free rate	-0.78%	-0.68%	—	—	-0.78%	-0.78%	N/A	—
Value of the convertible notes (in thousands of €)	4,122	753	—	—	2,262	2,156	7,358	—

As of the issue dates, the quoted market price of the Company has been used to determine the value of the convertible notes.

Upon conversion of the notes, the difference between the fair value of the financial liabilities and the valuation of the shares issued at the spot rate (quoted market price) is recorded in financial expense.

Pursuant to this agreement, when the conversion price is less than the nominal value of the share, a conversion penalty applies.

During the year ended December 31, 2019, the company recorded conversion penalties for €301 thousand that were considered as conversion settled with cash payment recorded as financial expense.

Main characteristics of the warrants

The warrants are detached from ORNANE immediately. They may be transferred by their holders only to Affiliates and will not be subject to a request for admission to trading on the Euronext Growth market. They may be exercised for a period of five years from their date of issuance. Each warrant gives its holder a right to subscribe one new Biophytis share for a fixed price determined at the issuance date of the Warrants.

The warrants issued to Negma as part of each tranche were recognized at fair value (based on the Black-Scholes valuation model) in equity instruments at the issuance date in accordance with IAS 32.

	Tranche 1	Tranche 2
Warrants	As of the issue date	As of the issue date
NEGMA	(08/21/2019)	(12/27/2019)
Number of outstanding warrants	585,936	694,444
Exercise price per share	€0.64	€0.27
Expected term	3 months	3 months
Volatility	83.16%	119.15%
Risk-free rate	-0.96%	-0.96%
Value of the equity instrument (in thousands of €)	175	111

The Company recognized:

●	A deferred tax liability with respect to the equity instrument for €80 thousand in 2019, as a decrease of equity on initial recognition under IAS 12 Income Taxes; and
●	A deferred tax asset with respect to net operating losses (NOLs) carried forward as a result of the deferred tax liabilities generated, resulting in a deferred tax benefit of €80 thousand in 2019 in the statement of consolidated operations.

12.2.2 Issuance of convertible notes to ATLAS

ATLAS ORNANE - 2020 Atlas
(amounts in thousands of euros)	Contract
As of January 1, 2020	—
(+) Net proceeds (1)	8,730
(+/-) Change in the fair value of financial liabilities	4,776
(-) Repayment	(863)
(-) Conversion	(12,643)
As of December 31, 2020	—
(+) Net proceeds (1)	14,550
(+/-) Change in the fair value of financial liabilities	3,017
(-) Conversion	(10,940)
As of December 31, 2021	6,627

(1) Net proceeds of €8,730 thousand (subscription price of 97% of the nominal value of €9,000 thousand) in 2020 and net proceeds of €14,550 thousand (subscription price of 97% of the nominal value of €15,000 thousand) in 2021.

In April 2020, the Company signed a new convertible bond financing of up to €24 million from ATLAS to continue the development of Sarconeos (BIO 101) through the issuance of multiple convertible notes. This contract replaces the Negma contract.

The Company issued a first tranche of €3 million on April 29, 2020, a second tranche of €3 million on June 19, 2020 and a third tranche of €3 million on August 28, 2020. On May 27, 2021, the Company issued a fourth and fifth tranche of €3 million each. On September 20, 2021, the Company issued a sixth and seventh tranche of €3 million each. On December 20, 2021, the Company issued the last tranche of €3 million.

Those bonds were issued with a discount of 3% of nominal value (i.e., €450 thousand for the fourth tranche, the fifth tranche, the sixth tranche, the seventh tranche and the eighth tranche).

A commitment fee of €375 thousand was withheld from the proceeds of the first tranche. Other issuance costs were incurred by the Company for approximately €66 thousand in 2020 (for the first tranche, the second tranche and the third tranche) and €125 thousand in 2021 (for the fourth tranche, the fifth tranche, the sixth tranche, the seventh tranche and the eighth tranche).

Main characteristics of the ORNANE note warrants

The 960 3-year “note warrants” require their holder to exercise them, at the Company’s request, in tranches of 120 warrants each. Each warrant grants its holder the right to one ORNANE. “Note warrants” may not be transferred and are not subject to a request for admission to trading on the Euronext Growth market.

Main characteristics of the ORNANE

The ORNANE (Bonds) have a par value of €25 thousand and are issued at a subscription price of 97% of the nominal value.

They do not bear interest and have a 24-month maturity from issuance. Holders of ORNANE may request at any time to convert them during their maturity period, and at that time, the Company will be able to redeem the ORNANE in cash. At the end of the term, and if the ORNANE have not yet been converted or redeemed, the holder will have to convert them.

The holder may ask to convert the ORNANE at any time at the conversion parity determined by the following formula: N = CA /CP, where

●	“N” is the number of shares yielded by the conversion,
●	“CA” is the par value of the ORNANEs (i.e., €25 thousand),
●	“CP” is the conversion price (i.e., 97% of the lowest volume weighted average price over the 10 trading days preceding the date on which conversion is requested).

On the day of the conversion request, the Company may redeem the ORNANE in cash using the following formula: V = CA/CP x CPr, where

●	“V” is the amount redeemed to the holder,
●	“CPr” is the lowest price between (i) the weighted average closing price prior to the conversion and (ii) the lowest weighted average prices of the previous 10 trading days x 1.15
●	ORNANE may be transferred by their holders only to Affiliates and will not be subject to a request for admission to trading on the Euronext Growth market.

Accounting treatment

The Company determined that it could not reliably estimate separately the fair value of the conversion option embedded in the convertible bonds and therefore concluded that the entire hybrid contract should be measured at fair value through profit or loss until settlement.

The fair value is measured using a binomial valuation model. Given that the maturity of the bonds is expected to be short, the day one loss (including the redemption premium and/or issuance premium) is immediately recognized in profit or loss.

The table below summarizes the key inputs to measure the fair value of the convertible notes:

	Tranche 1		Tranche 2		Tranche 3
	As of the issue	As of	As of the issue	As of	As of the issue	As of
	date	December	date	December	date	December
ATLAS	(04/29/2020)	31, 2020	(06/19/2020)	31, 2020,	(08/28/2020)	31, 2020
Number of outstanding convertible notes	120	—	120	—	120	—
Conversion price	€0.94	—	€0.75	—	€0.62	—
Volatility	85.54%	—	68.05%	—	48.60%	—
Risk-free rate	-0.57%	—	-0.55%	—	-0.59%	—
Fair value of the convertible notes (in thousands of €)	4,031	—	4,001	—	3,542	—

	Tranche 4		Tranche 5
	As of the issue	As of	As of the issue	As of
	date	December	date	December
ATLAS	(05/27/2021)	31, 2021	(05/27/2021)	31, 2021
Number of outstanding convertible notes	120	—	120	—
Conversion price	€0.89	—	€0.89	—
Volatility	38.82%	—	38.82%	—
Risk-free rate	-0.63%	—	-0.63%	—
Fair value of the convertible notes (in thousands of €)	3,456	—	3,456	—

	Tranche 6		Tranche 7		Tranche 8
	As of the issue	As of	As of the issue	As of	As of the issue	As of
	date	December	date	December	date	December
ATLAS	(09/20/2021)	31, 2021	(09/20/2021)	31, 2021	(12/19/2021)	31, 2021
Number of outstanding convertible notes	120	—	120	104	120	120
Conversion price	€0.74	—	€0.74	€0.46	€0.44	€0.46
Volatility	46.34%	—	46.34%	49.65%	59.48%	49.65%
Risk-free rate	-0.68%	—	-0.68%	-0.73%	-0.78%	-0.73%
Fair value of the convertible notes (in thousands of €)	3,518	—	3,518	3,077	3,646	3,550

During the year ended as of December 31, 2020, 330 convertible notes had been converted in accordance with the formula above, resulting in the issuance of 17,178,683 new shares pursuant to Tranche 1, 2 and 3.30 notes issued with the third tranche have been repaid in cash for a total amount of €750 thousand.

During the year ended as of December 31, 2021, 376 convertible notes had been converted in accordance with the formula above, resulting in the issuance of 16,379,256 new shares pursuant to Tranche 4, 5, 6 and 7.

During the year ended as of December 31, 2021, 224 convertibles notes issued for the benefit of Atlas have not been converted. Pursuant to the 2020 Atlas contract, all ORNANEs have been issued to ATLAS.

The table below summarizes the sensitivity analysis on the level of the valuation of the convertible notes performed through the change of inputs in the valuation of volatility:

As of December 31, 2021
Sensitivity analysis	Tranche 7		Tranche 8
Volatility	85% over	61% over	85% over	61% over
	12 months	6 months	12 months	6 months
Fair value of the convertible notes (in thousands of €)	3,383	3,173	3,903	3,661

Issuance of convertible notes to ATLAS – 2021 Atlas Contract

In June 2021, the Company signed a new convertible bond financing of up to €32 million (8 tranches with a nominal value of €4 million each) with Atlas (the “2021 Atlas Contract”) to continue the development of Sarconeos (BIO 101) through the issuance of multiple convertible notes.

The new financing instrument provides for the issuance of up to 1,280 bonds with an option for exchange in cash and/or conversion into new or existing shares (ORNANE). The €32 million total financing can be drawn by Biophytis over the next three years, without obligation, through eight successive tranches of €4 million each. This facility is intended to secure the Company cash position in order to continue the development of its clinical activities in particular further development of Sarconeos (BIO 101).

The convertible notes agreement with ATLAS imposes certain operating and financial restrictions. These covenants may limit our ability and the ability of our subsidiaries, under certain circumstances, to, among other things:

●	incur additional indebtedness;
●	create or incur liens;
●	sell or transfer assets; and
●	pay dividends and distributions.

This agreements also contains certain customary affirmative covenants and events of default, including a change of control.

In April 2022, the Company issued the first tranche of 160 ORNANEs for a total of €4 million as part of its 2021 bond financing agreement with Atlas.

Main characteristics of the ORNANE

The ORNANE will have a par value of €25 thousand and are issued at a subscription price of 0.96% of the nominal value. They will not bear interest and will have a 24-month maturity from issuance.

The holder of ORNANE may request at any time to convert them into shares during their maturity period, and the Company shall have the right to redeem the ORNANE in cash. In case of cash redemption, the amount reimbursed will be limited to 110% of the principal.

At the end of the maturity period, and in the case where the ORNANE would not have been redeemed either in cash or in new or existing shares, the holder will have the obligation to convert the ORNANE.

The holder can ask to convert the ORNANE at any time at the conversion parity determined by the following formula:

N = CA / CP, where

●	“N” is the number of shares yielded by the conversion,
●	“CA” is the par value of the ORNANEs (i.e., €25 thousand each),
●	“CP” is the conversion price (i.e., 100% of the Pricing Period VWAP during the Pricing Period of 10 trading days preceding the reception of the Conversion Notice).

On the day of the conversion request, the Company may redeem the ORNANE in cash using the following formula: V = (CA/CP) * CPr, where

●	“V” is the amount to be redeemed to the holder.
●	“CPr” is the revised price.

The revised price is the lowest price between (i) the volume weighted average price over the 10 trading days preceding the date on which conversion is requested and (ii) P*1.10.

The ORNANE may be transferred by their holders only to Affiliates and will not be subject to a request for trading admission on the Euronext Growth market.

As of December 31, 2021, no tranche of convertible notes related to the 2021 Atlas Contract were issued.

In April 2022, the Company issued the first tranche of 160 ORNANEs for a total of €4 million as part of its 2021 bond financing agreement with Atlas.

12.2.3 Issuance of non-convertible bonds and convertible notes to Kreos

	KREOS	KREOS
	2018 contract	2021 contract	KREOS
	Non-Convertible	Non-Convertible	2021 contract
(amounts in thousands of euros)	bonds	bonds	Convertible notes	Total
As of January 1, 2020	7,417	—	—	7,417
(+/-) Amortized cost	189	—	—	189
(-) Repayment	(3,214)	—	—	(3,214)
As of December 31, 2020	4,392	—	—	4,392
(+) Gross Proceeds received	—	3,822	2,250	6,072
(+) Guarantee Deposit	—	104	—	104
(-) Bifurcation of the conversion option recognized as derivative financial instruments	—	—	(819)	(819)
(+/-) Day one loss	—	—	795	795
(-) Transactions costs	—	(97)	—	(97)
(+/-) Amortized cost	96	35	(10)	121
(-) Repayment	(3,550)	—	—	(3,550)
As of December 31, 2021	938	3,864	2,216	7,018

Issuance of non-convertible bonds to Kreos – 2018 contract

On September 10, 2018, the Company signed a venture loan agreement and bonds issue agreement with Kreos, which provide for up to €10 million in financing to the Company through the issuance by the Company to Kreos of non-convertible bonds in four separate tranches of €2.5 million each, plus the issuance of attached warrants in connection with the first tranche. As required under the terms of the venture loan agreement, the Company pledged a security interest in the Company’s assets for the benefit of Kreos. The Company also granted a security interest in the business as a going concern, including a portion of the Company’s patents, to Kreos. Each tranche of non-convertible bonds bears a 10% annual interest rate and must be repaid in cash in 36 monthly installments commencing in April 2019.

Pursuant to the terms of the agreements, the Company has the right, at any time but with no less than 30 days prior notice to Kreos, to prepay or purchase the non-convertible bonds, exclusively in full. The prepayment will be equal to (i) the principal amount outstanding, plus (ii) the sum of all interest repayments which would have been paid throughout the remainder of the term of the relevant tranche discounted by 10% per annum.

The first and second tranches of non-convertible bonds were issued on September 10, 2018, the third tranche was issued on December 17, 2018, and the last one was issued on March 1, 2019, for total gross proceeds to the Company of €10 million.

Guarantee deposits totaling €320 thousand (€80 thousand per tranche) were withheld by Kreos from the proceeds received by the Company. The amount withheld will be deducted from the last installment to be repaid by the Company. It is presented under “Non-current financial assets” in 2020 and in “Current financial assets” in 2021.

The BSA warrants issued to Kreos as part of the first tranche give the holder the right to subscribe for up to 442,477 ordinary shares at an exercise price of €2.67 per share for a term of 7 years. These warrants were valued at €319 thousand and were recorded in equity and as a reduction of the debt value.

Accounting treatment

In accordance with IFRS 9, the non-convertible debt component was initially recognized at fair value and subsequently measured at amortized cost. The effective interest rate post recognition of warrants as a reduction of the debt was 13.59%.

The non-convertible debt component amounted to €0.9 million as of December 31, 2021 and to €4.4 million as of December 31, 2020.

Issuance of non-convertible bonds and convertible notes to Kreos – 2021 contract

On November 19, 2021, the Company signed a new venture loan agreement and bonds issue agreement which could provide for up to €10 million in financing to the Company through the issuance by the Company to Kreos of non-convertible bonds for €7.75 million (straight bonds) and convertible notes of €2.25 million, plus the issuance of attached warrants to the first tranche.

The loan agreement includes four tranches of respectively €2.5 million, €3.0 million, €2.5 million and €2.0 million. The two first tranches were drawn upon signing of the contract on November 19, 2021, the third tranche limited to €677 thousand was drawn up in December 31, 2021 and the last tranche was not drawn by the Company.

Non-convertible bonds bear a 10% annual interest rate and must be repaid in cash in 36 monthly installments commencing on April 1, 2022. Convertible notes bear a 9.5% annual interest rate.

The Company shall repay the convertible bonds at their principal amount at the latest March 31, 2025, unless they are converted before into shares, at the option of Kreos Capital, at a fixed conversion price of €0,648 for one share (unless dividends are paid by the Company).

Pursuant to the terms of the agreements, the Company has the right, at any time but with no less than 30 days prior notice to Kreos, to prepay or purchase the non-convertible bonds and convertible notes, exclusively in full. The prepayment will be equal to (i) the principal amount outstanding, plus (ii) the sum of all interest repayments which would have been paid throughout the remainder of the term of the relevant tranche discounted by 10% per annum.

Pursuant to the terms of the agreements, in the event conversion occurs on the repayment date, Kreos shall repay to Biophytis, upon issuance of the conversion shares, an amount equal to 10% of the total interest paid by Biophytis. In case of a partial conversion upon that date, the amount shall be reduced accordingly.

Kreos can decide to exercise only part of the warrants, in which case it will receive from Biophytis a cash payment determined based on a formula that takes into account the difference between the strike price of the warrants and the market price (VWAP) of Biophytis shares at the exercise date.

Biophytis issued for the benefit of Kreos Capital 2,218,293 warrants giving the right to subscribe to new Biophytis ordinary shares, on the basis of one share for one BSA. The warrants can be exercised over a 7-year period after being issued. The exercise price of the share warrants has been set at €0.56.

By subscribing to the BSAs, Kreos Capital has expressly waived the right to exercise the 2018 BSAs as held following their detachment from the non-convertible bonds subscribed on September 10, 2018 within the framework of the 2018 loan structure.

As required under the terms of the venture loan agreement, the Company pledged a security interest in the Company’s assets for the benefit of Kreos. The Company also granted a security interest in the business as a going concern, including a portion of the Company’s patents, to Kreos.

The venture loan agreement and bonds issue agreement with Kreos imposes certain operating and financial restrictions. These covenants may limit our ability and the ability of our subsidiaries, under certain circumstances, to, among other things:

●	incur additional indebtedness;
●	create or incur liens;
●	sell or transfer assets; and
●	pay dividends and distributions.

This agreement also contains certain customary affirmative covenants and events of default, including a change of control.

Accounting treatment of the non-convertible bonds

In accordance with IFRS 9, the debt components related to non-convertible bonds were initially recognized at fair value and subsequently measured at amortized cost. The effective interest rate of the debt components was 11.68% for the first two tranches and 9.94% for the third tranche.

The non-convertible bonds amounted to €3,865 thousand as of December 31, 2021.

Accounting treatment of the convertible notes

Due to contractual clauses, the Company determined that the conversion option could not be settled in all circumstances by the exchange of a fixed amount of cash for a fixed number of the Company’s own equity instrument. As a result, in accordance with IFRS 9, the convertible notes were considered as an hybrid contract with a debt component and a derivative instrument related to the conversion option.

In accordance with IFRS 9, the convertible notes were initially recognized at fair value and subsequently bifurcated in a debt component recorded at amortized cost and a derivative instrument recorded at fair value through profit or loss. The Company determined that the fair value of the convertible notes and warrants on initial recognition differs from the transation price. A day one loss has been recognized at issuance date as a separate asset under other non-current financial asset and other current financial asset lines items and is amortized over the maturity of the instruments.

The exercise of the right for the Company to prepay or purchase the non-convertible bonds and the occurrence of the conversion on the repayment date have been considered as unlikely in the valuation model as of the issue date and as of December 31, 2021.

The table below summarizes the accounting treatment of the convertible notes:

As of the issue date
Fair value of the convertible notes, the debt component and derivative instruments KREOS 2021	(11/19/2021)
Number of outstanding convertible notes	2,250,000
Number of shares issuable upon conversion	2,250,000
Share price	€0.451
Conversion price	€0.648
Volatility over 12 months	85%
Risk-free rate	—
Credit spread	10%
Fair value of the convertible notes (in thousands of €) (A)	3,046
Fair value of the debt component (in thousands of €) (B)	2,227
Fair value of the derivative instruments (in thousands of €) (C = A - B)	819
Change in fair value of the derivative instruments (in thousands of €)

The difference between the fair value of the debt component (€2,227 thousand) and the transaction price after bifurcation of the derivative instrument (€2,250 thousand minus €819 thousand) has been recognized as a “Day one” loss as of the issue date for €795 thousand.

The table below summarizes the valuation of the derivative instrument as of December 31, 2021:

Fair value of the derivative instruments KREOS 2021	As of December 31, 2021
Number of outstanding convertible notes	2,250,000
Number of shares issuable upon conversion	2,250,000
Share price	€0.494
Conversion price	€0.648
Volatility over 12 months	85%
Risk-free rate	—
Credit spread	10%
Fair value of the derivative instruments (in thousands of €)	916
Change in fair value of the derivative instrument in 2021 (in thousands of €)	97

The table below summarizes the sensitivity analysis on the level of the valuation of the convertible notes and the day-one loss performed through the change of inputs in the valuation of volatility and the credit spread:

Sensitivity analysis	As of the issue date (11/19/2021)
Volatility	85% over	85% over	61% over
	12 months	12 months	6 months
Credit spread	10%	13%	9.5%
Fair value of the convertible notes (in thousands of €) (A)	3,045	2,883	2,814
Fair value of the debt component (in thousands of €) (B)	2,227	2,043	2,259
Fair value of the derivative instruments (in thousands of €) (C = A - B)	819	839	555
“Day one” loss	795	633	564

The table below summarizes the sensitivity analysis on the level of the valuation of the convertible notes and the day-one loss performed through the change of inputs in the valuation of volatility and the credit spread:

Sensitivity analysis	As of December 31, 2021
Volatility	85% over	85% over	61% over
	12 months	12 months	6 months
Credit spread	10%	13%	9.5%
Fair value of the derivative instruments (in thousands of €)	915	938	642

Accounting treatment of the warrants

Due to contractual clauses, the Company determined that the warrants could not be settled in all circumstances by the exchange of a fixed amount of cash for a fixed number of the Company’s own equity instrument. As a result, the warrants issued to Kreos in November 2021 at the same time as the loan arrangement with Kreos have been considered as derivative instruments recorded at fair value through profit or loss. Subsequent changes in fair value of the warrants are recognized in the statement of consolidated operations in accordance with IFRS 9. Subsequent changes in fair value of the warrants are recognized in the statement of consolidated operations in accordance with IFRS 9.

The warrants issued to Kreos in 2018 were initially recognized as equity instruments. By subscribing to the 2021 warrants, Kreos Capital has expressly waived the right to exercise the 2018 warrants. As a result, the 2018 warrants were measured at fair value (based on the Black-Scholes valuation model) on November 19, 2021. The cancellation of 2018 warrants was recognized as a reduction of equity.

The table below summarizes the accounting treatment of the derivative instruments:

	As of the issue date	As of December 31,
Warrants – KREOS 2021 Derivative instruments	(11/19/2021)	2021
Number of outstanding warrants	2,218,293	2,218,293
Exercise price per share	€0.56	€0.56
Expected term	7 years	6.88 years
Volatility	85.41%	85.41%
Risk-free rate	-0.49%	-0.49%
Fair value of 2021 warrants issued to KREOS (in thousands of €) (1)	711	788
Change in fair value of the derivative instruments (in thousands of €)		77

(1) The Company recognized a day one loss on instruments issued to Kreos at the same time (Convertible bonds and warrants). The initial fair value of the warrants (net of the fair value of the 2018 warrants Kreos cancelled in 2021, see below) was included in the valuation of the day one loss.

The table below summarizes the accounting treatment of the cancellation of the 2018 warrants issued to Kreos:

Warrants 2018
Warrants – KREOS 2018	As of the
Equity instruments	cancellation date (11/19/2021)
Number of outstanding warrants	442,477
Exercise price per share	€2.67
Expected term	3.75 years
Volatility	96.40%
Risk-free rate	-0.70%
Fair value of 2018 warrants issued to KREOS (in thousands of €) recorded as a reduction of equity and as a reduction of the day one loss	62

The table below summarizes the accounting treatment of the day one loss that has been deferred and amortized on a straight-line basis over the maturity of the instruments:

Change in deferred day one loss (in thousands of €)	As of December 31, 2021
Day one loss as of the issue date (11/19/2021 )	1,444
Straight-line amortization of the day one loss through financial expense	(54)
Deferred day one loss recognized as financial asset (see Notes 5 and 6)	1,390

Change in financial liabilities

								Change
								in fair					Transfer
								Value					non
				Effect of			Fair-value at	through		Transaction	Conver—		current
				amortized	New lease		initial	profit or	IAS 20	costs	sion in	Guarantee	to
(amounts in thousands of euros)	12/31/2020	Proceeds	Repayment	costs	obligations	Bifurcation	recognition	loss	Grant	Interest	equity	deposit	current	12/31/2021
Conditional advances	893	400	(279)	33					(38)	—			(103)	906
Non-convertible bonds	940	3,718		35						7		104	(1,859)	2,945
Convertible bonds	—	2,217		(10)		(819)	795	—		34				2,217
Non-current financial lease obligations	—		(54)		500					—			(221)	225
Non-current financial liabilities	1,833	6,334	(333)	58	500	(819)	795	—	(38)	41	—	104	(2,183)	6,293
Non-current financial derivative instrument	—					819		97					—	916
Conditional advances	274	—											103	377
Non-convertible bonds	3,454	—	(3,550)	96									1,859	1,859
Convertible bonds	7,357	14,550	(910)	—				1,710			(16,082)		—	6,626
CIR prefinancing debt	2,134	3,011	(2,252)	43						79		272		3,287
Current financial lease obligations	—												221	221
Current financial liabilities	13,219	17,561	(6,712)	139	—	—		1,710		79	(16,082)	272	2,183	12,370
Current financial derivative instrument	—					—	711	77					—	788